MORGAN STANLEY INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2002


DEAR SHAREHOLDER:

The U.S. equity markets continued to move deeper into negative territory as calendar year 2002 advanced. Corporate-governance concerns, fears of a war with Iraq and mixed signals on the economic front all contributed to a volatile year. In the early part of 2002 lower interest rates and incentives by automobile companies encouraged consumers to spend money on homes and cars, but jobless claims remained high with corporate profits trending lower, even into the third quarter. What appeared to be a promising recovery earlier in the year has become an environment of still-low interest rates, slowing consumer spending and anemic corporate profits. It therefore appears that the recovery will be more drawn out than previously expected.


PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended September 30, 2002, Morgan Stanley Income Builder Fund's Class A, B, C and D shares produced total returns of -9.09 percent, -9.81 percent, -9.73 percent and -8.87 percent, respectively. During the same period, the Standard and Poor's 500 Index (S&P 500) produced a total return of -20.47 percent, the Russell 1000 Value Index produced a total return of -16.95 percent and the Lehman U.S. Government/Credit Index produced a total return of
9.21 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

Since August 30, 2002, the Fund has been managed by the Investment Manager's Equity Income team. Current members of the team include James Gilligan, Managing Director; Catherine Maniscalco Avery, Vice President; Ellen Gold, Vice President; James Roeder, Vice President; and Vincent E. Vizachero, Associate.

The new management team has taken steps to increase the total return of the Fund by adjusting the Fund's portfolio composition. The 10 percent position that was held in real estate investment trusts (REITs) was eliminated, and the utility sector has been de-emphasized. Weightings were increased in the energy, finance and health-care sectors. As a result, we anticipate current income will be reduced in favor of greater potential capital appreciation. The basic philosophy of the Fund--investing in large, well-known companies with attractive dividends--has not changed. Convertible securities continue to make up 30 percent of the portfolio, and 20 percent of assets remains invested in high-yield short-duration corporate bonds. The weightings allocated to these sectors may change over time as management continues to evaluate the risk-return characteristics of each asset class.


LOOKING AHEAD

We remain cautiously optimistic about the outlook for the U.S. economy and stock market. Historically, the U.S. stock market has tended to rise after the Federal Reserve completes the process of lowering

MORGAN STANLEY INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2002 continued

interest rates. The S&P 500 has appreciated 11 of the 12 times that the Fed has stopped reducing rates since 1954. The Fed's opening meeting in January 2002 was the first in a year that did not conclude with an interest-rate reduction. Although the Fed may lower rates further, they are already at historically low levels.

We appreciate your ongoing support of Morgan Stanley Income Builder Fund and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo                /s/ Mitchell M. Merin
-------------------------------           -------------------------------
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO















ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY INCOME BUILDER FUND
FUND PERFORMANCE o SEPTEMBER 30, 2002


[GRAPHIC OMITTED]

GROWTH OF $10,000 -- CLASS B
($ IN THOUSANDS)

                                                  Russell 1000      Lehman U.S.
Date                    Total       S&P 500(4)   Value Index (5)  Govt/Cr Index(6)
----                    -----       ----------   ---------------  -----------------
June 26, 1996          $10,000       $10,000        $10,000         $10,000
June 30, 1996          $10,040       $10,095        $10,114         $10,098
September 30, 1996     $10,310       $10,407        $10,408         $10,276
December 31, 1996      $11,043       $11,274        $11,446         $10,591
March 31, 1997         $11,123       $11,577        $11,739         $10,499
June 30, 1997          $12,183       $13,596        $13,470         $10,881
September 30, 1997     $13,386       $14,615        $14,812         $11,263
December 31, 1997      $13,690       $15,035        $15,473         $11,624
March 31, 1998         $14,531       $17,133        $17,277         $11,800
June 30, 1998          $14,298       $17,698        $17,354         $12,109
September 30, 1998     $12,678       $15,937        $15,344         $12,708
December 31, 1998      $13,927       $19,331        $17,891         $12,725
March 31, 1999         $13,693       $20,294        $18,148         $12,573
June 30, 1999          $14,983       $21,725        $20,194         $12,435
September 30, 1999     $13,858       $20,368        $18,216         $12,503
December 31, 1999      $14,166       $23,398        $19,206         $12,452
March 21, 2000         $13,917       $23,935        $19,298         $12,787
June 30, 2000          $13,823       $23,299        $18,393         $12,972
September 30, 2000     $14,135       $23,071        $19,840         $13,345
December 31, 2000      $14,577       $21,265        $20,553         $13,928
March 31, 2001         $14,608       $18,745        $19,350         $14,373
June 30, 2001          $15,011       $19,842        $20,294         $14,416
September 30, 2001     $13,876       $16,930        $18,072         $15,103
December 31, 2001      $14,505       $18,740        $19,404         $15,112
March 31, 2002         $14,994       $18,793        $20,198         $15,040
June 30, 2002          $14,341       $16,276        $18,478         $15,605
September 30, 2002     $12,515(3)    $13,464        $15,009         $16,494

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------


                          CLASS A SHARES*
-------------------------------------------------------------------
1 Year                        (9.09)%(1)               13.86)%(2)
5 Years                       (0.61)%(1)               (1.67)%(2)
10 Years
Since Inception (7/28/97)      0.53 %(1)               (0.51)%(2)


                         CLASS B SHARES**
-------------------------------------------------------------------
1 Year                        (9.81)%(1)               (14.17)%(2)
5 Years                       (1.34)%(1)                (1.62)%(2)
10 Years
Since Inception (6/26/96)      3.65 %(1)                 3.65 %(2)


                         CLASS C SHARES+
-------------------------------------------------------------------
1 Year                        (9.73)%(1)              (10.60)%(2)
5 Years                       (1.32)%(1)               (1.32)%(2)
10 Years
Since Inception (7/28/97)     (0.20)%(1)               (0.20)%(2)


                         Class D Shares++
-------------------------------------------------------------------
1 Year                        (8.87)%(1)
5 Years                       (0.34)%(1)
10 Years
Since Inception (7/28/97)      0.79 %(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)   Closing value assuming a complete redemption on September 30, 2002.

(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

(6) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

 *    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

++    Class D has no sales charge.

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002


 NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
           COMMON STOCKS (48.9%)
           Advertising/Marketing Services (0.3%)
  33,040   Interpublic Group of Companies, Inc. .................  $    523,684
                                                                   ------------
           Aerospace & Defense (0.5%)
  25,990   Raytheon Co. .........................................       761,507
                                                                   ------------
           Auto Parts: O.E.M. (0.5%)
  13,490   Magna International Inc. (Class A) (Canada) ..........       760,566
                                                                   ------------
           Beverages: Non-Alcoholic (0.9%)
  28,740   Coca-Cola Co. (The) ..................................     1,378,370
                                                                   ------------
           Casino/Gaming (0.0%)
   4,685   Fitzgerald Gaming Corp.+ .............................             0
                                                                   ------------
           Chemicals: Agricultural (0.1%)
  11,900   Monsanto Co. .........................................       181,951
                                                                   ------------
           Chemicals: Major Diversified (0.8%)
  22,530   Dow Chemical Co. (The) ...............................       615,294
  19,870   Du Pont (E.I.) de Nemours & Co. ......................       716,711
                                                                   ------------
                                                                      1,332,005
                                                                   ------------
           Containers/Packaging (0.5%)
  20,280   Temple-Inland, Inc. ..................................       783,416
                                                                   ------------
           Contract Drilling (0.8%)
  31,910   ENSCO International Inc. .............................       799,026
  23,310   Transocean Inc.* .....................................       484,848
                                                                   ------------
                                                                      1,283,874
                                                                   ------------
           Department Stores (0.3%)
  16,520   Federated Department Stores, Inc.* ...................       486,349
                                                                   ------------
           Discount Stores (0.5%)
  26,450   Target Corp.  ........................................       780,804
                                                                   ------------
           Drugstore Chains (0.6%)
  35,540   CVS Corp. ............................................       900,939
                                                                   ------------
           Electric Utilities (1.7%)
  24,900   Entergy Corp. ........................................     1,035,840
  34,450   Exelon Corp. .........................................     1,636,375
                                                                   ------------
                                                                      2,672,215
                                                                   ------------


                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 continued


 NUMBER OF
  SHARES                                                                     VALUE
-------------------------------------------------------------------------------------
           Finance/Rental/Leasing (1.0%)
  25,480   Fannie Mae .................................................  $  1,517,079
                                                                         ------------
           Financial Conglomerates (1.7%)
  38,293   Citigroup, Inc. ............................................     1,135,388
  31,310   J.P. Morgan Chase & Co. ....................................       594,577
  34,740   Prudential Financial, Inc.* ................................       992,174
                                                                         ------------
                                                                            2,722,139
                                                                         ------------
           Financial Publishing/Services (0.7%)
  53,470   Equifax, Inc. ..............................................     1,162,438
                                                                         ------------
           Food: Major Diversified (0.5%)
  20,560   PepsiCo, Inc. ..............................................       759,692
                                                                         ------------
           Hotels/Resorts/Cruiselines (0.4%)
  57,200   Hilton Hotels Corp. ........................................       650,936
                                                                         ------------
           Household/Personal Care (2.3%)
  64,164   Estee Lauder Companies, Inc. (The) (Class A) ...............     1,844,073
  19,180   Gillette Co. (The) .........................................       567,728
  14,240   Procter & Gamble Co. (The) .................................     1,272,771
                                                                         ------------
                                                                            3,684,572
                                                                         ------------
           Industrial Conglomerates (2.5%)
  17,390   3M Co.  ....................................................     1,912,378
  22,918   Ingersoll Rand Co. (Class A) (Bermuda) .....................       789,296
  53,830   Koninklijke (Royal) Philips Electronics N.V. (Netherlands) .       782,150
  15,400   Textron, Inc. ..............................................       525,140
                                                                         ------------
                                                                            4,008,964
                                                                         ------------
           Industrial Specialties (0.6%)
  20,000   PPG Industries, Inc. .......................................       894,000
                                                                         ------------
           Information Technology Services (1.0%)
  33,140   Computer Sciences Corp.* ...................................       920,961
  44,150   Electronic Data Systems Corp. ..............................       617,217
                                                                         ------------
                                                                            1,538,178
                                                                         ------------
           Integrated Oil (2.9%)
  33,700   BP PLC (ADR) (United Kingdom) ..............................     1,344,630
  19,363   ConocoPhillips .............................................       895,345
  75,090   Exxon Mobil Corp. ..........................................     2,395,371
                                                                         ------------
                                                                            4,635,346
                                                                         ------------

                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 continued


 NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
           Investment Banks/Brokers (1.0%)
  47,520   Edwards (A.G.), Inc. ..................................  $  1,519,690
                                                                    ------------
           Major Banks (5.3%)
  37,700   Bank of America Corp. .................................     2,405,260
  24,120   PNC Financial Services Group, Inc. ....................     1,017,140
  14,530   SunTrust Banks, Inc. ..................................       893,304
  14,590   Wachovia Corp. ........................................       476,947
  11,880   Wells Fargo & Co. .....................................       572,141
  80,525   WestPac Banking Corp. Ltd. (ADR) (Australia) ..........     3,057,534
                                                                    ------------
                                                                       8,422,326
                                                                    ------------
           Major Telecommunications (1.6%)
  59,910   AT&T Corp. ............................................       719,519
 134,190   Sprint Corp. (FON Group) ..............................     1,223,813
  18,180   Verizon Communications Inc. ...........................       498,859
                                                                    ------------
                                                                       2,442,191
                                                                    ------------
           Managed Health Care (1.2%)
  38,760   Aetna Inc. ............................................     1,387,996
   8,170   Anthem, Inc.* .........................................       531,050
                                                                    ------------
                                                                       1,919,046
                                                                    ------------
           Media Conglomerates (1.3%)
  77,890   AOL Time Warner Inc.* .................................       911,313
  70,420   Disney (Walt) Co. (The) ...............................     1,066,159
                                                                    ------------
                                                                       1,977,472
                                                                    ------------
           Medical Specialties (0.8%)
  23,740   Bausch & Lomb, Inc. ...................................       787,456
  13,950   Beckman Coulter, Inc. .................................       539,865
                                                                    ------------
                                                                       1,327,321
                                                                    ------------
           Multi-Line Insurance (0.5%)
  23,950   Safeco Corp. ..........................................       761,131
                                                                    ------------
           Oil & Gas Production (2.5%)
  20,020   Anardarko Petroleum Corp. .............................       891,691
  11,460   Apache Corp. ..........................................       681,297
  25,240   Burlington Resources, Inc. ............................       968,206
  19,520   EOG Resources, Inc. ...................................       701,939
  18,380   Noble Energy, Inc. ....................................       624,369
                                                                    ------------
                                                                       3,867,502
                                                                    ------------

                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 continued


 NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
           Oil Refining/Marketing (0.4%)
  26,080   Valero Energy Corp. ...................................  $    690,338
                                                                    ------------
           Oilfield Services/Equipment (1.1%)
  46,290   Schlumberger Ltd. .....................................     1,780,313
                                                                    ------------
           Other Metals/Minerals (0.3%)
  16,780   Phelps Dodge Corp.* ...................................       430,071
                                                                    ------------
           Packaged Software (1.4%)
  33,250   Microsoft Corp.* ......................................     1,452,693
 100,670   Oracle Corp.* .........................................       791,266
                                                                    ------------
                                                                       2,243,959
                                                                    ------------
           Pharmaceuticals: Generic Drugs (0.4%)
  20,610   Mylan Laboratories, Inc. ..............................       674,771
                                                                    ------------
           Pharmaceuticals: Major (4.2%)
 115,600   Bristol-Myers Squibb Co. ..............................     2,751,280
  16,320   Johnson & Johnson .....................................       882,586
  32,340   Pharmacia Corp. .......................................     1,257,379
  11,050   Roche Holdings Ltd (ADR) (Switzerland) ................       737,588
  43,280   Schering-Plough Corp. .................................       922,730
                                                                    ------------
                                                                       6,551,563
                                                                    ------------
           Precious Metals (0.9%)
  51,870   Newmont Mining Corp. Holding Co. ......................     1,426,944
                                                                    ------------
           Property - Casualty Insurers (2.3%)
  88,120   Allstate Corp. (The) ..................................     3,132,666
  33,804   Travelers Property Casualty Corp. (Class A)* ..........       446,213
   3,399   Travelers Property Casualty Corp. (Class B)* ..........        45,989
                                                                    ------------
                                                                       3,624,868
                                                                    ------------
           Railroads (1.2%)
  52,620   Norfolk Southern Corp. ................................     1,062,398
  13,830   Union Pacific Corp. ...................................       800,342
                                                                    ------------
                                                                       1,862,740
                                                                    ------------
           Recreational Products (0.5%)
  28,070   Eastman Kodak Co. .....................................       764,627
                                                                    ------------
           Restaurants (0.4%)
  38,240   McDonald's Corp. ......................................       675,318
                                                                    ------------

                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 continued


 NUMBER OF
  SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
           Tobacco (0.5%)
  21,900   Philip Morris Companies, Inc. .................................  $     849,720
                                                                            -------------
           TOTAL COMMON STOCKS (Cost $88,524,545).........................     77,230,935
                                                                            -------------
           CONVERTIBLE PREFERRED STOCKS (8.0%)
           Electric Utilities (1.5%)
  47,000   FPL Group, Inc. $8.00..........................................      2,336,370
                                                                            -------------
           Major Banks (2.4%)
 116,100   National Australia Bank, Ltd. $1.97 (Australia) (Units)[+/+]....     3,796,470
                                                                            -------------
           Pulp & Paper (0.8%)
  30,000   Boise Cascade Corp. $3.75 (Units)[+/+]..........................     1,180,500
                                                                            -------------
           Railroads (1.2%)
  37,200   Union Pacific Capital Trust $3.13..............................      1,892,550
                                                                            -------------
           Real Estate Investment Trusts (1.0%)
  50,000   SL Green Realty Corp. $2.00....................................      1,597,500
                                                                            -------------
           Telecommunication Equipment (1.1%)
  48,750   Motorola, Inc. $3.50...........................................      1,765,725
                                                                            -------------
           TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,235,521)..........     12,569,115
                                                                            -------------



 PRINCIPAL
 AMOUNT IN                                              COUPON   MATURITY
 THOUSANDS                                               RATE      DATE
-----------                                            ---------  --------
            CONVERTIBLE BONDS (20.3%)
            Airlines (0.6%)
  $ 2,800   Continental Airlines Inc.  ............... 4.50 %     02/01/07         952,000
                                                                            --------------
            Broadcasting (0.9%)
    1,400   Clear Channel Communications, Inc. ....... 2.625      04/01/03       1,368,500
                                                                            --------------
            Cable/Satellite TV (0.8%)
    1,750   EchoStar Communications Corp. ............ 4.875      01/01/07       1,319,062
                                                                            --------------
            Contract Drilling (2.0%)
    6,000   Diamond Offshore Drilling Inc. ........... 0.00       06/06/20       3,202,500
                                                                            --------------
            Electronic Equipment/Instruments (0.4%)
    1,000   SCI Systems, Inc. ........................ 3.00       03/15/07         595,000
                                                                            --------------



                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                           COUPON     MATURITY
 THOUSANDS                                                                            RATE        DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
              Electronic Production Equipment (1.0%)
 $  1,690     Photronics Inc. ...................................................  6.00 %      06/01/04   $  1,542,125
                                                                                                          ------------
              Hotels/Resorts/Cruiselines (1.2%)
    2,000     Hilton Hotels Corp. ...............................................  5.00        05/15/06      1,830,000
                                                                                                          ------------
              Industrial Machinery (1.4%)
    2,300     Thermo Fibertek, Inc. - 144A** ....................................  4.50        07/15/04      2,242,500
                                                                                                          ------------
              Information Technology Services (1.7%)
    4,250     Aether Systems, Inc. ..............................................  6.00        03/22/05      2,757,188
                                                                                                          ------------
              Major Telecommunications (4.7%)
    3,700     Bell Atlantic Financial Service (exchangeable into Telecom
              Corporation of New Zealand common stock) ..........................  5.75        04/01/03      3,725,900
    3,700     Bell Atlantic Financial Service - 144A** (exchangeable into Cable &
              Wireless Communications common stock) .............................  4.25        09/15/05      3,737,000
                                                                                                          ------------
                                                                                                             7,462,900
                                                                                                          ------------
              Packaged Software (2.0%)
    3,375     Mercury Interactive Corp. .........................................  4.75        07/01/07      2,746,406
    1,005     Network Associates, Inc. ..........................................  0.00        02/13/18        472,350
                                                                                                          ------------
                                                                                                             3,218,756
                                                                                                          ------------
              Services to the Health Industry (1.5%)
    2,500     Healthsouth Corp ..................................................  3.25        04/01/03      2,290,625
                                                                                                          ------------
              Telecommunication Equipment (2.1%)
    4,400     RF Micro Devices, Inc. ............................................  3.75        08/15/05      3,316,500
                                                                                                          ------------
              TOTAL CONVERTIBLE BONDS (Cost $36,067,146)...............................................     32,097,656
                                                                                                          ------------
              CORPORATE BONDS (18.0%)
              Advertising/Marketing Services (0.2%)
      100     American Business Information, Inc. ...............................  9.50        06/15/08        100,000
      145     Lamar Media Corp. .................................................  9.25        08/15/07        150,075
                                                                                                          ------------
                                                                                                               250,075
                                                                                                          ------------
              Alternative Power Generation (0.0%)
       50     CalEnergy Co., Inc. ...............................................  7.63        10/15/07         54,450
                                                                                                          ------------
              Aluminum (0.0%)
      100     Golden Northwest Aluminum ......................................... 12.00        12/15/06         38,000
                                                                                                          ------------

                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                            COUPON      MATURITY
 THOUSANDS                                                             RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------------
              Apparel/Footwear (1.3%)
 $  2,250     Tommy Hilfiger USA Inc. ..........................        6.85 %   06/01/08   $  2,092,500
                                                                                            ------------
              Broadcasting (3.4%)
    5,000     Clear Channel Communications (Series B) ..........        8.75     06/15/07      5,175,000
      150     Emmis Communications Corp. (Series B) ............        8.125    03/15/09        152,250
                                                                                            ------------
                                                                                               5,327,250
                                                                                            ------------
              Cable/Satellite TV (0.1%)
      125     CSC Holdings, Inc. ...............................        7.625    07/15/18         95,000
                                                                                            ------------
              Casino/Gaming (0.1%)
      200     Boyd Gaming Corp. ................................        9.25     10/01/03        208,500
                                                                                            ------------
              Chemicals: Specialty (0.1%)
      175     Texas Petrochemicals Corp. .......................       11.125    07/01/06        110,250
                                                                                            ------------
              Coal (0.1%)
      129     P&L Coal Holdings Corp. (Series B) ...............        8.875    05/15/08        134,482
                                                                                            ------------
              Commercial Printing/Forms (0.2%)
      250     Von Hoffman Press, Inc. - 144A** .................       10.875    05/15/07        212,500
                                                                                            ------------
              Containers/Packaging (0.2%)
      225     Ball Corp. .......................................        7.75     08/01/06        230,906
      125     Ball Corp. .......................................        8.25     08/01/08        128,281
                                                                                            ------------
                                                                                                 359,187
                                                                                            ------------
              Electric Utilities (0.3%)
      100     CMS Energy Corp. .................................        7.50     01/15/09         76,500
      113     Niagara Mohawk Power (Series F) ..................        7.625    10/01/05        125,520
      175     Niagara Mohawk Power (Series G) ..................        7.75     10/01/08        205,385
      125     Niagara Mohawk Power (Series H) ..................        8.50++   07/01/10        131,172
                                                                                            ------------
                                                                                                 538,577
                                                                                            ------------
              Engineering & Construction (0.1%)
      225     Mastec Inc. (Series B) ...........................        7.75     02/01/08        165,375
                                                                                            ------------
              Finance/Rental/Leasing (0.0%)
       25     Anthony Crane Rentals ............................       10.375    08/01/08          2,250
                                                                                            ------------
              Food Distributors (0.7%)
    2,000     Fleming Companies, Inc. (Series D) ...............       10.625    07/31/07      1,160,000
                                                                                            ------------

                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                     COUPON     MATURITY
 THOUSANDS                                                                      RATE        DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
              Food: Specialty/Candy (0.0%)
 $    100     Mrs. Fields Original (Series B) ............................. 10.125%      12/01/04   $     63,875
                                                                                                    ------------
              Home Building (1.6%)
       75     D.R. Horton Inc. ............................................  8.00        02/01/09         73,500
    2,000     Fortress Group Inc. ......................................... 13.75        05/15/03      2,130,000
       50     Standard Pacific Corp. (Series A) ...........................  8.00        02/15/08         47,875
      290     Williams Scotsman, Inc. .....................................  9.875       06/01/07        246,500
                                                                                                    ------------
                                                                                                       2,497,875
                                                                                                    ------------
              Hotels/Resorts/Cruiselines (2.5%)
      400     ITT Corp. (New) .............................................  7.375       11/15/15        370,000
    3,700     Starwood Hotels & Resorts Worldwide, Inc. - 144A** ..........  7.875       05/01/12      3,598,250
                                                                                                    ------------
                                                                                                       3,968,250
                                                                                                    ------------
              Medical/Nursing Services (0.1%)
      225     Prime Medical Services Inc. .................................  8.75        04/01/08        211,500
                                                                                                    ------------
              Metal Fabrications (0.1%)
      200     International Wire Group (Series B) ......................... 11.75        06/01/05        127,000
      100     Neenah Corp. (Series F) ..................................... 11.125       05/01/07         41,000
                                                                                                    ------------
                                                                                                         168,000
                                                                                                    ------------
              Miscellaneous Commercial Services (0.0%)
       75     Pierce Leahy Command Co. ....................................  8.125       05/15/08         73,875
                                                                                                    ------------
              Miscellaneous Manufacturing (0.1%)
      200     Ametek Inc. .................................................  7.20        07/15/08        207,643
      155     Insilco Corp. (Series B) (a) ................................ 12.00        08/15/07          3,100
                                                                                                    ------------
                                                                                                         210,743
                                                                                                    ------------
              Oil & Gas Production (2.1%)
    3,000     KCS Energy, Inc. ............................................ 11.00        01/15/03      2,985,000
      275     Magnum Hunter Resources, Inc. ............................... 10.00        06/01/07        284,625
                                                                                                    ------------
                                                                                                       3,269,625
                                                                                                    ------------
              Other Consumer Services (0.1%)
      100     Protection One Alarm Monitoring, Inc. .......................  7.375       08/15/05         87,500
                                                                                                    ------------
              Other Consumer Specialties (0.1%)
       95     Boyds Collection Ltd. .......................................  9.00        05/15/08         93,100
                                                                                                    ------------
              Publishing: Books/Magazines (0.0%)
       50     Primedia, Inc. ..............................................  7.625       04/01/08         37,000
                                                                                                    ------------

                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON      MATURITY
 THOUSANDS                                                                     RATE         DATE         VALUE
-----------                                                                ------------ ----------- ---------------
              Publishing: Newspapers (2.2%)
 $    275     Garden State Newspapers (Series B) .........................   8.75 %      10/01/09    $    271,562
    3,200     Hollinger International Publishing, Inc. ...................   9.25        02/01/06       3,232,000
                                                                                                     ------------
                                                                                                        3,503,562
                                                                                                     ------------
              Pulp & Paper (0.2%)
      125     Paperboard Industrial International Inc. ...................   8.375       09/15/07         120,000
      125     Specialty Paperboard, Inc. (Series B) ......................   9.375       10/15/06         119,375
                                                                                                     ------------
                                                                                                          239,375
                                                                                                     ------------
              Real Estate Development (0.2%)
      300     Forest City Enterprises, Inc. ..............................   8.50        03/15/08         298,500
                                                                                                     ------------
              Savings Banks (0.2%)
       50     Chevy Chase Savings Bank, F.S.B. ...........................   9.25        12/01/05          49,750
      100     Chevy Chase Savings Bank, F.S.B. ...........................   9.25        12/01/08         100,500
       75     GS Escrow Corp. ............................................   7.125       08/01/05          81,724
                                                                                                     ------------
                                                                                                          231,974
                                                                                                     ------------
              Specialty Stores (0.1%)
      175     Zale Corp. (Series B) ......................................   8.50        10/01/07         175,000
                                                                                                     ------------
              Trucks/Construction/Farm Machinery (1.4%)
    2,300     Navistar International (Series B) ..........................   9.375       06/01/06       2,185,000
                                                                                                     ------------
              Wholesale Distributors (0.2%)
      300     Home Interiors & Gifts Inc. ................................  10.125       06/01/08         273,000
                                                                                                     ------------
              TOTAL CORPORATE BONDS (Cost $30,321,977)...........................................      28,336,150
                                                                                                     ------------
              SHORT-TERM INVESTMENT (5.0%)
              REPURCHASE AGREEMENT
    7,864     Joint repurchase agreement account (dated 09/30/02; proceeds
              $7,864,418) (b) (Cost $7,864,000)...........................   1.915       10/01/02       7,864,000
                                                                                                     ------------
              TOTAL INVESTMENTS (COST $175,013,189) (C) .............................     100.2 %    $158,097,856
              LIABILITIES IN EXCESS OF OTHER ASSETS .................................      (0.2)         (385,987)
                                                                                                     ------------
              NET ASSETS ............................................................     100.0 %    $157,711,869

------------
ADR      American Depository Receipt.

 *       Non-income producing security.

**       Resale is restricted to qualified institutional investors.

[+/+] Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.

 +       Resale is restricted; acquired (12/13/95) at a cost basis of $21,129.

++ Currently a zero coupon bond that will pay interest at a future specified date.

(a)      Non-income producing security; bond in default.

(b)      Collateralized by federal agency and U.S. Treasury obligations.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,036,752 and the aggregate gross unrealized depreciation is $19,952,085, resulting in net unrealized depreciation of $16,915,333.


                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002



ASSETS:
Investments in securities, at value
 (cost $175,013,189) ..............................................    $ 158,097,856
Receivable for:
  Interest ........................................................        1,207,071
  Dividends .......................................................          241,265
  Shares of beneficial interest sold ..............................           52,271
Prepaid expenses and other assets .................................           28,346
                                                                       -------------
  TOTAL ASSETS ....................................................      159,626,809
                                                                       -------------
LIABILITIES:
Payable for:
  Investments purchased ...........................................        1,394,184
  Shares of beneficial interest redeemed ..........................          195,937
  Distribution fee ................................................          139,411
  Investment management fee .......................................          106,391
Accrued expenses and other payables ...............................           79,017
                                                                       -------------
  TOTAL LIABILITIES ...............................................        1,914,940
                                                                       -------------
  NET ASSETS ......................................................    $ 157,711,869
                                                                       =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $ 221,197,691
Net unrealized depreciation .......................................      (16,915,333)
Accumulated undistributed net investment income ...................        1,032,623
Accumulated net realized loss .....................................      (47,603,112)
                                                                       -------------
  NET ASSETS ......................................................    $ 157,711,869
                                                                       =============
CLASS A SHARES:
Net Assets ........................................................       $1,858,281
Shares Outstanding (unlimited authorized, $.01 par value) .........          218,639
  NET ASSET VALUE PER SHARE .......................................            $8.50
                                                                               =====
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) .................            $8.97
                                                                               =====
CLASS B SHARES:
Net Assets ........................................................     $138,128,763
Shares Outstanding (unlimited authorized, $.01 par value) .........       16,240,437
  NET ASSET VALUE PER SHARE .......................................            $8.51
                                                                               =====
CLASS C SHARES:
Net Assets ........................................................      $16,398,677
Shares Outstanding (unlimited authorized, $.01 par value) .........        1,932,335
  NET ASSET VALUE PER SHARE .......................................            $8.49
                                                                               =====
CLASS D SHARES:
Net Assets ........................................................       $1,326,148
Shares Outstanding (unlimited authorized, $.01 par value) .........          156,076
  NET ASSET VALUE PER SHARE .......................................            $8.50
                                                                               =====


                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS
For the year ended September 30, 2002



NET INVESTMENT INCOME:
INCOME
Interest ......................................    $   5,066,617
Dividends .....................................        4,771,071
                                                   -------------
  TOTAL INCOME ................................        9,837,688
                                                   -------------
EXPENSES
Distribution fee (Class A shares) .............            5,906
Distribution fee (Class B shares) .............        1,769,529
Distribution fee (Class C shares) .............          200,821
Investment management fee .....................        1,506,918
Transfer agent fees and expenses ..............          235,271
Professional fees .............................           66,624
Registration fees .............................           61,769
Shareholder reports and notices ...............           50,514
Custodian fees ................................           31,664
Trustees' fees and expenses ...................           13,292
Other .........................................           12,485
                                                   -------------
  TOTAL EXPENSES ..............................        3,954,793
                                                   -------------
  NET INVESTMENT INCOME .......................        5,882,895
                                                   -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .............................      (26,076,851)
Net change in unrealized depreciation .........        3,326,090
                                                   -------------
  NET LOSS ....................................      (22,750,761)
                                                   -------------
NET DECREASE ..................................    $ (16,867,866)
                                                   =============


                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL STATEMENTS continued


STATEMENT OF CHANGES IN NET ASSETS


                                                                                 FOR THE YEAR         FOR THE YEAR
                                                                                     ENDED               ENDED
                                                                              SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ......................................................    $   5,882,895        $   9,117,526
Net realized loss ..........................................................      (26,076,851)            (838,930)
Net change in unrealized depreciation ......................................        3,326,090          (11,456,717)
                                                                                -------------        -------------
  NET DECREASE .............................................................      (16,867,866)          (3,178,121)
                                                                                -------------        -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares .............................................................         (101,068)            (124,207)
Class B shares .............................................................       (5,664,682)          (8,682,453)
Class C shares .............................................................         (647,535)            (963,279)
Class D shares .............................................................          (74,983)              (6,734)
                                                                                -------------        -------------
  TOTAL DIVIDENDS ..........................................................       (6,488,268)          (9,776,673)
                                                                                -------------        -------------
Net decrease from transactions in shares of beneficial interest ............      (28,358,469)         (30,210,364)
                                                                                -------------        -------------
  NET DECREASE .............................................................      (51,714,603)         (43,165,158)
NET ASSETS:
Beginning of period ........................................................      209,426,472          252,591,630
                                                                                -------------        -------------
END OF PERIOD
(Including accumulated undistributed net investment income of $1,032,623 and
$1,685,737, respectively) ..................................................    $ 157,711,869        $ 209,426,472
                                                                                =============        =============


                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 continued

believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,017,874 at September 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B shares and Class C shares of $4,371, $353,170 and $561, respectively and received $16,680 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2002 aggregated $129,675,424 and $163,567,111, respectively.

For the year ended September 30, 2002, the Fund incurred $21,231 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended September 30, 2002, the Fund incurred $51,790 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 2002, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $131,511.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $1,400.

At September 30, 2002, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager, owned 143,418 Class D shares of beneficial interest.


5. FEDERAL INCOME TAX STATUS

At September 30, 2002, the Fund had a net capital loss carryover of approximately $27,314,000 to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

                              AMOUNTS IN THOUSANDS
                    ----------------------------------------
                         2008         2009         2010
                      --------      -------      -------
                      $  4,464       $11,097      $11,753
                      ========       =======      =======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $19,961,000 during fiscal 2002.

At September 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on real estate investment trusts and debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $1,137,241, paid-in-capital was credited $8,553 and accumulated undistributed net investment income was credited $1,128,688.

MORGAN STANLEY INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                         FOR THE YEAR                         FOR THE YEAR
                                                            ENDED                                 ENDED
                                                      SEPTEMBER 30, 2002                   SEPTEMBER 30, 2001
                                              ----------------------------------   -----------------------------------
                                                   SHARES            AMOUNT             SHARES             AMOUNT
                                              ---------------   ----------------   ---------------   -----------------
CLASS A SHARES
Sold ......................................         127,449      $   1,276,369           585,183       $   6,504,057
Reinvestment of dividends .................           7,300             71,171            10,240             103,612
Redeemed ..................................         (99,964)          (930,959)         (688,726)         (7,512,245)
                                                 ----------      -------------        ----------       -------------
Net increase (decrease) - Class A .........          34,785            416,581           (93,303)           (904,576)
                                                 ----------      -------------        ----------       -------------
CLASS B SHARES
Sold ......................................       2,078,711         20,591,108         2,861,199          30,465,383
Reinvestment of dividends .................         426,359          4,142,353           646,763           6,549,408
Redeemed ..................................      (5,453,847)       (53,342,950)       (5,873,029)        (61,943,596)
                                                 ----------      -------------        ----------       -------------
Net decrease - Class B ....................      (2,948,777)       (28,609,489)       (2,365,067)        (24,928,805)
                                                 ----------      -------------        ----------       -------------
CLASS C SHARES
Sold ......................................         154,447          1,550,139           151,680           1,626,587
Reinvestment of dividends .................          52,777            510,722            74,597             754,297
Redeemed ..................................        (383,662)        (3,763,021)         (592,442)         (6,190,154)
                                                 ----------      -------------        ----------       -------------
Net decrease - Class C ....................        (176,438)        (1,702,160)         (366,165)         (3,809,270)
                                                 ----------      -------------        ----------       -------------
CLASS D SHARES
Sold ......................................         279,177          2,823,021            27,342             292,145
Reinvestment of dividends .................             441              4,326               335               3,337
Redeemed ..................................        (137,553)        (1,290,748)          (82,446)           (863,195)
                                                 ----------      -------------        ----------       -------------
Net increase (decrease) - Class D .........         142,065          1,536,599           (54,769)           (567,713)
                                                 ----------      -------------        ----------       -------------
Net decrease in Fund ......................      (2,948,365)      $(28,358,469)       (2,879,304)       $(30,210,364)
                                                 ==========      =============        ==========       =============


7. CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $1,176,429 decrease in the cost of securities and a corresponding decrease in undistributed net investment income based on securities held as of September 30, 2001.

The effect of this change for the year ended September 30, 2002 was to increase net investment income by $296,542; increase unrealized depreciation by $1,915,489; and decrease net realized losses by $1,618,947. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ---------------------------------------------------------------
                                                               2002          2001        2000        1999        1998
                                                         --------------- ----------- ----------- ----------- -----------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $ 9.74        $ 10.36     $ 10.98      $ 11.18     $ 12.81
                                                             ------        -------     -------      -------     -------
Income (loss) from investment operations:
 Net investment income[+/+] ............................       0.37 (2)       0.49        0.53        0.58         0.59
 Net realized and unrealized gain (loss) ...............      (1.21)(2)      (0.59)      (0.26)       0.54        (1.12)
                                                             ------        -------     -------      -------     -------
Total income (loss) from investment operations .........      (0.84)         (0.10)       0.27        1.12        (0.53)
                                                             ------        -------     -------      -------     -------
Less dividends and distributions from:
 Net investment income .................................      (0.40)         (0.52)      (0.51)      (0.62)       (0.51)
 Net realized gain .....................................        -              -         (0.38)      (0.70)       (0.59)
                                                             ------        -------     -------      -------     -------
Total dividends and distributions ......................      (0.40)         (0.52)      (0.89)      (1.32)       (1.10)
                                                             ------        -------     -------      -------     -------
Net asset value, end of period .........................     $ 8.50         $ 9.74     $ 10.36      $ 10.98      $ 11.18
                                                             ======         ======     =======      =======      =======
TOTAL RETURN+ ..........................................      (9.09)%        (1.06)%      2.71%       10.15%       (4.67)%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................       1.23 %         1.17 %      1.21%        1.17%        1.17 %
Net investment income ..................................       3.67 %(2)      4.61 %      4.92%        5.02%        4.61 %
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $1,858         $1,791      $2,872      $12,541      $10,073
Portfolio turnover rate ................................         67 %           29 %        38%          36%          58 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

(2) Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and increase the ratio of net investment income to average net assets by 0.15%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS continued


                                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                     ---------------------------------------------------------------------
                                                           2002           2001         2000         1999          1998
                                                     --------------- ------------- ------------ ------------ -------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............      $ 9.74        $ 10.37     $ 10.98      $ 11.18        $ 12.81
                                                          ------        -------     -------      -------        -------
Income (loss) from investment operations:
 Net investment income[+/+] ........................        0.29 (2)       0.41        0.44         0.50           0.50
 Net realized and unrealized gain (loss) ...........       (1.20)(2)      (0.60)      (0.23)        0.53          (1.11)
                                                          ------        -------     -------      -------        -------
Total income (loss) from investment operations .....       (0.91)         (0.19)       0.21         1.03          (0.61)
                                                          ------        -------     -------      -------        -------
Less dividends and distributions from:
 Net investment income .............................       (0.32)         (0.44)      (0.44)       (0.53)         (0.43)
 Net realized gain .................................         -              -         (0.38)       (0.70)         (0.59)
                                                          ------        -------     -------      -------        -------
Total dividends and distributions ..................       (0.32)         (0.44)      (0.82)       (1.23)         (1.02)
                                                          ------        -------     -------      -------        -------
Net asset value, end of period .....................      $ 8.51         $ 9.74     $ 10.37      $ 10.98        $ 11.18
                                                          ======         ======     =======      =======        =======
TOTAL RETURN+ ......................................       (9.81)%        (1.83)%      2.00%        9.31%         (5.29)%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...........................................        1.98 %         1.95 %      1.97%        1.90%          1.80 %
Net investment income ..............................        2.92 %(2)      3.83 %      4.16%        4.29%          3.98 %
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $138,129       $186,994    $223,413     $348,070       $416,909
Portfolio turnover rate ............................          67 %           29 %        38%          36%            58 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

(2) Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and increase the ratio of net investment income to average net assets by 0.15%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS continued


                                                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ---------------------------------------------------------------
                                                               2002          2001        2000        1999        1998
                                                         --------------- ----------- ----------- ----------- -----------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $ 9.72      $ 10.34     $ 10.96    $ 11.16     $ 12.80
                                                               ------      -------     -------    -------     -------
Income (loss) from investment operations:
 Net investment income[+/+] ............................         0.29 (2)     0.41        0.44       0.48        0.50
 Net realized and unrealized gain (loss) ...............        (1.20)(2)    (0.59)      (0.24)      0.55       (1.12)
                                                               ------      -------     -------    -------     -------
Total income (loss) from investment operations .........        (0.91)       (0.18)       0.20       1.03       (0.62)
                                                               ------      -------     -------    -------     -------
Less dividends and distributions from:
 Net investment income .................................        (0.32)       (0.44)      (0.44)     (0.53)     (0.43)
 Net realized gain .....................................          -            -         (0.38)     (0.70)     (0.59)
                                                               ------      -------     -------    -------     -------
Total dividends and distributions ......................        (0.32)       (0.44)      (0.82)     (1.23)     (1.02)
                                                               ------      -------     -------    -------     -------
Net asset value, end of period .........................       $ 8.49      $  9.72     $ 10.34    $ 10.96     $ 11.16
                                                               ------      -------     -------    -------     -------
TOTAL RETURN+ ..........................................       (9.73)%       (1.84)%      2.01%      9.38%      (5.38)%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................        1.98 %        1.93 %      1.96%      1.90%       1.92 %
Net investment income ..................................        2.92 %(2)     3.85 %      4.17%      4.29%       3.86 %
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $16,399       $20,505     $25,594    $40,859      $5,630
Portfolio turnover rate. ...............................          67 %          29 %        38%        36%         58 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

(2) Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and increase the ratio of net investment income to average net assets by 0.15%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS continued


                                                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ---------------------------------------------------------------
                                                               2002          2001        2000        1999        1998
                                                         --------------- ----------- ----------- ----------- -----------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $ 9.74       $ 10.36     $ 10.99    $ 11.18      $ 12.82
                                                              ------       -------     -------    -------      -------
Income (loss) from investment operations:
 Net investment income[+/+]  ...........................        0.40 (2)      0.50        0.54       0.60         0.64
 Net realized and unrealized gain (loss) ...............       (1.22)(2)     (0.57)      (0.24)      0.55        (1.15)
                                                              ------       -------     -------    -------      -------
Total income (loss) from investment operations .........       (0.82)        (0.07)       0.30       1.15        (0.51)
                                                              ------       -------     -------    -------      -------
Less dividends and distributions from:
 Net investment income .................................       (0.42)        (0.55)      (0.55)     (0.64)       (0.54)
 Net realized gain .....................................         -             -         (0.38)     (0.70)       (0.59)
                                                              ------       -------     -------    -------      -------
Total dividends and distributions ......................       (0.42)        (0.55)      (0.93)     (1.34)       (1.13)
                                                              ------       -------     -------    -------      -------
Net asset value, end of period .........................      $ 8.50       $  9.74     $ 10.36    $ 10.99      $ 11.18
                                                              ======       =======     =======    =======      =======
TOTAL RETURN+ ..........................................       (8.87)%       (0.80)%      2.98%     10.51%       (4.46)%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................        0.98 %        0.95 %      0.97%      0.93%        0.92 %
Net investment income ..................................        3.92 %(2)     4.83 %      5.16%      5.26%        4.86 %
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $1,326          $136        $712       $740         $618
Portfolio turnover rate ................................          67 %          29 %        38%        36%           58 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

 + Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

(2) Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and increase the ratio of net investment income to average net assets by 0.15%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

MORGAN STANLEY INCOME BUILDER FUND
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY INCOME BUILDER FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Income Builder Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Income Builder Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
November 12, 2002

MORGAN STANLEY INCOME BUILDER FUND
TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES:

                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND
                                                                                           COMPLEX
       NAME, AGE AND ADDRESS OF                                                           OVERSEEN
         INDEPENDENT TRUSTEE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).

       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY INCOME BUILDER FUND
TRUSTEE AND OFFICER INFORMATION continued

                                                         TERM OF
                                                       OFFICE AND
                                         POSITION(S)    LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH       TIME
          INDEPENDENT TRUSTEE             REGISTRANT     SERVED*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                              FUND
                                                                                             COMPLEX
        NAME, AGE AND ADDRESS OF                                                            OVERSEEN
          INDEPENDENT TRUSTEE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY INCOME BUILDER FUND
TRUSTEE AND OFFICER INFORMATION continued


INTERESTED TRUSTEES:

                                                         TERM OF
                                                       OFFICE AND
                                     POSITION(S)        LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH           TIME
      INTERESTED TRUSTEE             REGISTRANT          SERVED*
------------------------------ ---------------------- ------------
Charles A. Fiumefreddo (69)    Chairman and Trustee   Since
c/o Morgan Stanley Trust                              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                Since
c/o Morgan Stanley Trust                              June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Trustee                Since
1585 Broadway                                         April 1994
New York, NY

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                      FUND
                                                                                     COMPLEX
   NAME, AGE AND ADDRESS OF                                                         OVERSEEN
      INTERESTED TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the           129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (59)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.

   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY INCOME BUILDER FUND
TRUSTEE AND OFFICER INFORMATION continued


OFFICERS:

                                                       TERM OF
                                                      OFFICE AND
                                  POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH             TIME
      EXECUTIVE OFFICER            REGISTRANT          SERVED*
----------------------------- ------------------- -----------------
Mitchell M. Merin (49)        President and       President since
1221 Avenue of the Americas   Chief Executive     May 1999 and
New York, NY                  Officer             Chief Executive
                                                  Officer since
                                                  September 2002

Barry Fink (47)               Vice President,     Since
1221 Avenue of the Americas   Secretary and       February 1997
New York, NY                  General Counsel
Thomas F. Caloia (56)         Treasurer           Since
c/o Morgan Stanley Trust                          April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since
1221 Avenue of the Americas                       October 1998
New York, NY

Joseph J. McAlinden (59)      Vice President      Since
1221 Avenue of the Americas                       July 1995
New York, NY

Francis Smith (37)            Vice President      Since
c/o Morgan Stanley Trust      and Chief           September 2002
Harborside Financial Center   Financial Officer
Plaza Two,
Jersey City, NJ




   Name, Age and Address of
      Executive Officer                              Principal Occupation(s) During Past 5 Years
----------------------------- -----------------------------------------------------------------------------------------
Mitchell M. Merin (49)        President and Chief Operating Officer of Morgan Stanley Investment Management
1221 Avenue of the Americas   (since December 1998); President, Director (since April 1997) and Chief Executive
New York, NY                  Officer (since June 1998) of the Investment Manager and Morgan Stanley Services;
                              Chairman, Chief Executive Officer and Director of the Distributor (since June 1998);
                              Chairman (since June 1998) and Director (since January 1998) of the Transfer Agent;
                              Director of various Morgan Stanley subsidiaries; President (since May 1999) and
                              Chief Executive Officer (since September 2002) of the Morgan Stanley Funds and
                              TCW/DW Term Trusts; Trustee of various Van Kampen investment companies (since
                              December 1999); previously Chief Strategic Officer of the Investment Manager and
                              Morgan Stanley Services and Executive Vice President of the Distributor
                              (April 1997-June 1998), Vice President of the Morgan Stanley Funds
                              (May 1997-April 1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)               General Counsel (since May 2000) and Managing Director (since December 2000) of
1221 Avenue of the Americas   Morgan Stanley Investment Management; Managing Director (since December 2000),
New York, NY                  and Secretary and General Counsel (since February 1997) and Director (since
                              July 1998) of the Investment Manager and Morgan Stanley Services; Assistant
                              Secretary of Morgan Stanley DW; Vice President, Secretary and General Counsel of
                              the Morgan Stanley Funds and TCW/DW Term Trusts (since February 1997); Vice
                              President and Secretary of the Distributor; previously, Senior Vice President, Assistant
                              Secretary and Assistant General Counsel of the Investment Manager and Morgan
                              Stanley Services.

Thomas F. Caloia (56)         First Vice President and Assistant Treasurer of the Investment Manager, the
c/o Morgan Stanley Trust      Distributor and Morgan Stanley Services; Treasurer of the Morgan Stanley Funds.
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Managing Director, Chief Administrative Officer and Director (since February 1999) of
1221 Avenue of the Americas   the Investment Manager and Morgan Stanley Services and Chief Executive Officer and
New York, NY                  Director of the Transfer Agent; previously Managing Director of the TCW Group Inc.

Joseph J. McAlinden (59)      Managing Director and Chief Investment Officer of the Investment Manager, Morgan
1221 Avenue of the Americas   Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of
New York, NY                  the Transfer Agent; Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)            Vice President and Chief Financial Officer of the Morgan Stanley Funds and the
c/o Morgan Stanley Trust      TCW/DW Term Trusts (since September 2002); Executive Director of the Investment
Harborside Financial Center   Manager and Morgan Stanley Services (since December 2001). Formerly, Vice
Plaza Two,                    President of the Investment Manager and Morgan Stanley Services (August
Jersey City, NJ               2000-November 2001), Senior Manager at PricewaterhouseCoopers LLP (January
                              1998-August 2000) and Associate-Fund Administration at BlackRock Financial
                              Management (July 1996-December 1997).


------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

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































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


TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[Morgan Stanley logo]


[GRAPHIC OMITTED]


Morgan Stanley
InCome Builder Fund

Annual Report
September 30, 2002

38421RPT-8883J02-AP-10/02